Disaggregation of Revenues (Details) - Schedule of Disaggregated Revenue - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Disaggregated Revenue [Line Items]
Total	$ 77,818	$ 143,566	$ 261,018	$ 430,710	$ 534,474	$ 345,725
Appliance sales [Member]
Schedule of Disaggregated Revenue [Line Items]
Total					500,506	313,456
Furniture and other sales [Member]
Schedule of Disaggregated Revenue [Line Items]
Total					$ 33,878	$ 32,269